Goldrange Resources, Inc.
114 West Magnolia Street
Suite # 400 – 136
Bellingham, WA 98225

April 12, 2006

United States Securities and Exchange Commission
Division of Corporate
Finance 100 F Street N.E.
Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Assistant Director
Dear Ms. Jacobs:
	Re:	Goldrange Resources, Inc.
Amendment No. 2 to Registration Statement on Form
SB-2
Filed on February 10, 2006
File No. 333-128165

Thank you for your letter dated February 28, 2006, with respect to Amendment No. 1 to Registration Statement on Form SB-2 filed by Goldrange Resources, Inc. (the “Company”) on February 10, 2006.

We enclose our responses to your comments and a blacklined copy of our Amendment to the Form SB-2. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of February 28, 2006.

We have also added our unaudited consolidated financial statement for the period ended December 31, 2005 and the comparable period for the preceding fiscal year in order to meet the requirements of Item 310 of Regulation S-B.

Responses

1. We have limited the cover page to the information that is required by Item 501 of Regulation S-B and other information that is key to an investment decision, using Rule 421(d) of Regulation C for guidance.

2. We have clarified our statement that the “shares offered under this prospectus were or will be acquired by the selling stockholders from Goldrange Resources in private placement transactions.” We have replaced that statement with the following:

…The shares being offered under this prospectus are comprised of up to 2,050,000 shares of common stock (the "Shares") that were issued to the selling shareholders in private placement transactions pursuant to an exemption from the registration requirements of the Securities Act of 1933; and up to 4,100,000 shares of common stock (the "Warrant Shares") which may be issued to the selling shareholders upon the exercise of certain share purchase warrants (the "Warrants") issued in connection with the private placements.

3. We have revised our disclosure to ensure that it is clear that our business is limited to the exploration and exploitation of minerals in the Gold Creek property.

4. In our discussion throughout the disclosure concerning the anticipated proceeds from the exercise of our outstanding warrants, we have now disclosed the exercise price per share of the warrants.

5. We have revised the first paragraph in the section entitled “Security Ownership of Certain Beneficial Owners and Management to remove reference to information with respect to selling stockholders.

6. We have disclosed where the public companies are public and traded. We have provided the missing details concerning Integrated Brand Solutions and Quizzam Media.

7. We have revised our disclosure to clarify that we have the right to earn mineral rights in the Gold Creek property, it is not an option. This right is subject to royalty payments and earn-back rights. The royalty payments, payable to Navasota, will be 2% of the actual proceeds received by our company for any of our mineral products. The earn-back rights are held by Navasota, which has the right to earn back a 40% interest in the property by making a payment to our company that is equal to 80% of the amount of money that is spent on the Gold Creek property during the period of the letter agreement.

8. We have now included our maps in our prospectus in order to clarify our disclosure.

9. We have revised the disclosure that mentions “200% of 40%” and have expressed it simply as 80%, as you suggest.

10. Support for our disclosure regarding the minerals yielded by the Gold Creek property is attached to this letter in the form of a report from the government of British Columbia Geological Survey.

We have reconciled our statement that there are no obvious signs of exploration on the property. We have now written as follows:

     Except one entranceway from an old mine, there are no obvious signs of exploration on the property. The drill core that was removed from the property more recently has been stored in Barriere, British Columbia. The holes that were caused by those drill holes have been plugged and mapped.

11. We have elaborated on whether we expect also to look for other minerals in our proposed program of exploration. We have modified the relevant disclosure as follows:

The program of exploration will include mapping the claims, drilling to obtain more core samples and examining the core samples for gold and other minerals.

12. We have reviewed our disclosure and ensured that the terms of the letter agreement have been presented in a clear and understandable manner.

13. We have revised our disclosure to clarify the requirements of the manager.

14. We have clarified in our disclosure that the oral agreement with Navasota is the services agreement contemplated by the letter agreement.

15. We have elaborated on our disclosure of the relationship between the service agreement with Navasota and our program of exploration. The exploration of the Gold Creek property has not been contracted to Navasota. Our agreement with Navasota will allow us to contract work programs of our choosing to Navasota through the service agreement, which they may decide at certain times in the future they have the capacity to perform. In no way are we required or obliged to conduct all of our work programs on the Gold Creek property through Navasota.

Now that we have clarified that aspect of our service agreement with Navasota, our comments related to Navasota focussing on other projects should be self-explanatory. As we stated before, Navasota is focussing on other properties. The service agreement may only be useful to us at such future time when Navasota has the manpower and time to work on some of the work programs that we will be conducting on the Gold Creek property.

16. Navasota acquired its 100% interest in the Gold Creek properties by staking the claims with the government of British Columbia. There is no agreement through which Navasota acquired its rights through another party. Staking is the legal basis and validity of Navasota’s rights in the property.

The current good status can be viewed at the B.C. government’s official website called “Mineral Titles Online Viewer” where free searches can be conducted for each of the record numbers:

http://www.mtonline.gov.bc.ca/mtov/searchTenures.do;jsessionid=24301e305544$0A$ B8$B

The record numbers are in the table below in the second column:
Claim Name		Record #	# of Units	Expiry Date*
Gold Creek		394105	20	Aug.	16,	2011
Gold Creek	2	395895	18	Aug.	16,	2011
Gold Creek	3	395896	20	Aug.	16,	2011
*”Good To” date

We have added the following disclosure to the registration statement under “Description of Business” (now on page 31) and under “Goldrange’s Proposed Program of Exploration” (now on page 37):

Navasota acquired its 100% interest in the Gold Creek properties by staking the claims with the government of British Columbia.

17. We do not have any arrangements with Navasota regarding our program of exploration. In the future, we may choose not to use Navasota’s services, we may use Navasota’s services under our oral service agreement or we may hire Navasota employees through independent contracts and not as a part of the service agreement.

18. We have revised our disclosure to describe that upon effectiveness of our registration statement and notwithstanding any other applicable provision, we will be subject to the reporting requirements of Section 15(d) of the Exchange Act and will be required to file disclosure documents with the Commission regardless of our trading status. The paragraph now reads as follows:

     Once this registration statement becomes effective, we will be subject to the reporting requirements of Section 15(d) of the Securities Exchange Act, 1934, as amended, and will be required to file disclosure documents with the SEC. These disclosure documents will involve legal and accounting fees of approximately $180,000 per year.

19. We have revised our disclosure in the first paragraph of page 40 where we had continued to state that the continuation of our business is dependant on a successful program of acquisition. We have now removed all references to our business being dependant on a successful program of acquisition.

20. We have revised our disclosure to clearly indicate that we anticipate the need to raise additional capital to fund operations for the next 12 months.

21. We have revised and corrected the summary compensation table as of the end of our fiscal year. We have also revised and corrected our disclosure concerning the amounts paid and the terms of our management agreement with Mr. Bajic.

22. We have revised the description of the line item in the statement of operations to reflect that the amount represents interest income rather than revenue. We have revised the dollar amount to “0” beside the caption “Revenue” under our summary of financial data on page 9.

23. Counsel has provided a revised opinion that includes an opinion on the validity of the shares upon their issuance pursuant to the terms of their respective warrants.

24. We have revised the undertakings to include the information required by the new Item 512(g) of Regulation S-B.

We acknowledge that we are responsible for the adequacy and accuracy of the disclosure in the filing and should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. We further acknowledge that we may not assert the staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

Goldrange Resources, Inc.

Per: /s/ Steve Bajic

Steve Bajic, President

MINFILE Production Detail Report
BC Geological Survey
Ministry of Energy, Mines & Petroleum Resources

MINFILE Number: 082M 065 **Name:** ENERGITE **Status:** Past Producer

Production Year	Tonnes Mined	Tonnes Milled	Commodity	Grams Recovered	Kilograms Recovered
1972	5	0	Silver	3,452	
			Lead		1,341
			Zinc		651
1954	31	0	Silver	280	
			Copper		1,581

Summary Totals

MINFILE Number: 082M 065 **Name:** ENERGITE **Status:** Past Producer

	Metric	Imperial
Mined	36 tonnes	39 tons
Milled	0 tonnes	0 tons

Recovery:

	Metric	Imperial
Silver	3,732 grams	120 ounces
Copper	1,581 kilograms	3,486 pounds
Lead	1,341 kilograms	2,956 pounds
Zinc	651 kilograms	1,435 pounds

Comments:

Tuesday, April 4, 2006 MINFILE Number: 082M 065 Page 1 of 1